Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 34,258	$ 18,587
Trade receivables, net	27,252	35,162
Other accounts receivables	8,710	8,872
Inventories	68,785	67,423
Total Current Assets	139,005	130,044
Non-Current Assets
Property, plant and equipment, net	26,157	26,307
Right-of-use assets	2,568	3,092
Intangible assets, Goodwill and other long-term assets	147,072	153,663
Contract asset	7,577	5,561
Total Non-Current Assets	183,374	188,623
Total Assets	322,379	318,667
Current Liabilities
Current maturities of bank loans	4,444	2,631
Current maturities of lease liabilities	1,016	1,154
Current maturities of other long term liabilities	29,708	17,986
Trade payables	32,917	25,104
Other accounts payables	7,585	7,142
Deferred revenues	35	40
Total Current Liabilities	75,705	54,057
Non-Current Liabilities
Bank loans	12,963	17,407
Lease liabilities	2,177	3,160
Contingent consideration	17,534	21,995
Other long-term liabilities	37,308	43,929
Deferred revenues		15
Employee benefit liabilities, net	672	1,280
Total Non-Current Liabilities	70,654	87,786
Ordinary shares	11,734	11,725
Additional paid in capital net	210,495	210,204
Capital reserve due to translation to presentation currency	(3,490)	(3,490)
Capital reserve from hedges	(88)	54
Capital reserve from share-based payments	5,505	4,643
Capital reserve from employee benefits	348	(149)
Accumulated deficit	(48,484)	(46,163)
Total Shareholder’s Equity	176,020	176,824
Total Liabilities and Shareholder’s Equity	$ 322,379	$ 318,667